Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester North Carolina Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester North Carolina Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(3.46%)
Annual Return 2008	(36.49%)
Annual Return 2009	45.38%
Annual Return 2010	3.88%
Annual Return 2011	12.62%